Equity (Tables)	6 Months Ended
Jun. 30, 2021
Equity
Earnings (losses) per share

27.3.	Earnings (losses) per share
			Jan-Jun/2021			Jan-Jun/2020
	Common	Preferred	Total	Common	Preferred	Total
Net income (loss) attributable to shareholders of Petrobras	4,736	3,565	8,301	(5,781)	(4,351)	(10,132)
Weighted average number of outstanding shares	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261
Basic and diluted earnings (losses) per share - in U.S. dollars	0.64	0.64	0.64	(0.78)	(0.78)	(0.78)
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (*)	1.28	1.28	1.28	(1.56)	(1.56)	(1.56)

			Apr-Jun/2021			Apr-Jun/2020
	Common	Preferred	Total	Common	Preferred	Total
Net income (loss) attributable to shareholders of Petrobras	4,633	3,488	8,121	(238)	(179)	(417)
Weighted average number of outstanding shares	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261
Basic and diluted earnings (losses) per share - in U.S. dollars	0.62	0.62	0.62	(0.03)	(0.03)	(0.03)
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (*)	1.24	1.24	1.24	(0.06)	(0.06)	(0.06)
(*)	Petrobras' ADSs are equivalent to two shares.